Condensed Financial Information of the Parent Company Only	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of the Parent Company Only
Condensed Financial Information of the Parent Company Only
(19)	Condensed Financial Information of the Parent Company Only

Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:

Condensed Balance Sheets
	December 31,
(in thousands)	2015	2014
Assets
Cash and due from bank subsidiaries	$4,971	$1,024
Investment in equity securities	1,486	1,486
Investment in subsidiaries	134,099	130,728
Deferred tax asset	2,116	1,989
Other assets	7	308
Total assets	$142,679	$135,535

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	5,907	5,481
Stockholders’ equity	87,286	80,568
Total liabilities and stockholders’ equity	$142,679	$135,535

Condensed Statements of Income
	For the Years Ended December 31,
	2015	2014	2013
Income
Interest and dividends received from subsidiaries	$1,039	$2,538	$15,039
Total income	1,039	2,538	15,039
Expenses
Interest on subordinated notes	1,293	1,264	1,284
Other	2,138	1,730	1,778
Total expenses	3,431	2,994	3,062
Income before income tax benefit and equity in undistributed income of subsidiaries	(2,392)	(456)	11,977
Income tax benefit	1,065	1,100	1,126
Equity in undistributed income (losses) of subsidiaries	9,926	7,010	(8,129)
Net income	$8,599	$7,654	$4,974

Condensed Statements of Cash Flows
	For the Years Ended December 31,
(in thousands)	2015	2014	2013

Cash flows from operating activities:
Net income	$8,599	$7,654	$4,974
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	0	0	1
Equity in undistributed (income) losses of subsidiaries	(9,926)	(7,010)	8,129
Stock based compensation expense	10	20	19
(Increase) decrease in deferred tax asset	(127)	(1,415)	1,325
Other, net	732	1,942	(182)
Net cash (used) provided by operating activities	$(712)	$1,191	$14,266
Cash flows from investing activities:
Investment in subsidiary	$5,750	$400	$4,550
Net cash provided by investing activities	$5,750	$400	$4,550
Cash flows from financing activities:
Redemption of 18,255 shares of preferred stock	$0	$0	$(18,255)
Cash dividends paid - preferred stock	0	0	(456)
Cash dividends paid - common stock	(1,058)	(1,017)	(978)
Purchase of treasury stock	(33)	0	0
Warrant redemption	0	0	(540)
Net cash used in financing activities	$(1,091)	$(1,017)	$(20,229)
Net increase (decrease) in cash and due from banks	3,947	574	(1,413)
Cash and due from banks at beginning of year	1,024	450	1,863
Cash and due from banks at end of year	$4,971	$1,024	$450